Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 36,364	$ 29,484	$ 23,323	$ 30,180	$ 24,365	$ 18,882	$ 13,811	$ 13,990	$ 10,799	$ 9,993	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 35,471	28,833	22,864	29,659	24,004	18,649	13,676	13,888	10,748	9,971	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Putnam VT Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Sustainable Leaders Linked Benchmark
Account Value	$ 38,485	30,783	24,375	29,766	23,127	19,533	14,316	14,626	11,286	10,509	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Putnam VT Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Sustainable Leaders Linked Benchmark
Account Value	$ 38,485	30,783	24,375	29,766	23,127	19,533	14,316	14,626	11,286	10,509	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000